CONVERTIBLE DEBT (Details Narrative) - USD ($)				1 Months Ended				12 Months Ended
	Dec. 20, 2023	Dec. 18, 2023	Jan. 03, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2023	Apr. 24, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 07, 2022	Oct. 28, 2022	Oct. 27, 2022
Short-Term Debt [Line Items]
Warrant exercise price															$ 0.10	$ 0.10	$ 0.10
Fair value warrants									$ 128,051	$ (497,759)
Change in fair value of convertible note								345,396
Twenty Twenty Three Convertible Note [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount							$ 5,274,725					$ 1,153,846	$ 4,120,879	$ 4,120,879
Debt instrument repurchase amount							4,800,000
Debt instrument convertible conversion price			$ 1.00
Debt conversion original debt amount			$ 500,000
Debt instrument description			(i) the Prime Rate plus 4% per annum, or (ii) 9% and (b) for payments made in ordinary shares, at a rate equal to the greater of (i) the Prime Rate plus 6% per annum, or (ii) nine 9%. The Company may pay such interest (i) in cash or (ii) in such number ordinary shares as is determined in the Note.
Debt instrument face amount percentage			110.00%
Cash												1,050,000	$ 3,750,000	$ 3,750,000
Twenty Twenty Three Convertible Note [Member] | Note Agreement [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock			286,670
Warrant exercise price			$ 150.00
Twenty Twenty Three Convertible Note [Member] | Modification Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount												6,868,132
Debt instrument repurchase amount												6,250,000
Debt instrument fee amount												9,000,000
Debt instrument annual principal payment												$ 9,890,110
Twenty Twenty Three Convertible Note [Member] | Tranche First [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount			$ 1,813,187
Convertible debt							1,650,000
Debt instrument repurchase amount			1,650,000
Twenty Twenty Three Convertible Note [Member] | Tranche Second [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount			1,208,791
Convertible debt							1,100,000
Debt instrument repurchase amount			1,100,000
Twenty Twenty Three Convertible Note [Member] | Tranche Third [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount			3,571,429
Convertible debt							2,050,000
Debt instrument repurchase amount			3,250,000
Twenty Twenty Three Convertible Note [Member] | Noteholder [Member]
Short-Term Debt [Line Items]
Debt instrument repurchase amount		$ 1,120,879	$ 6,593,407	$ 1,098,902	$ 939,560			$ 1,040,000			$ 939,560
Debt instrument interest rate percentage			9.00%
Convertible debt			$ 593,407
Debt instrument maturity date			Jan. 03, 2029
Debt instrument repurchase amount							$ 3,500,000
Debt instrument convertible conversion price	$ 4.00		$ 2.30				$ 0.159	$ 1.40
Debt conversion original debt amount	$ 3,554,065
Warrants to purchase common stock	25,000	25,000		366,303			25,000
Warrant exercise price	$ 4.00	$ 4.00		$ 150.00			$ 4.00
Debt conversion, amount	$ 3,554,065	$ 1,020,000		$ 1,000,000	$ 550,000	$ 305,000	$ 3,500,000
Debt conversion, shares	0.66677						66.67
Fair value warrants							$ 81,840
[custom:FairValueOfWarrant]	$ 47,420
Share price								$ 725,836
Change in fair value of convertible note								$ 345,396
Interest expense								$ 449,147
Twenty Twenty Three Convertible Note [Member] | Noteholder [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Fair value warrants							5,274,725
Twenty Twenty Three Convertible Note [Member] | Noteholder [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Fair value warrants							$ 1,774,725